Trade Notes and Accounts Receivable, Net - Provision Matrix Arising from Telecommunications and Project Business (Parenthetical) (Detail)	Dec. 31, 2023
Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%